Derivative Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Derivative Liabilities
3.	DERIVATIVE INSTRUMENTS

Foreign Currency Risk — Certain assets, liabilities and future operating transactions are exposed to foreign currency exchange rate risk. The Company utilizes derivative financial instruments, namely foreign currency forwards and option contracts, to reduce the impact of foreign currency exchange rate risks where natural hedges do not exist. The Company is exposed to market risk from foreign currency exchange rate fluctuations as a result of foreign currency-denominated revenues and expenses. The Company enters into certain foreign currency derivative contracts, including foreign currency forward options, with varying maturity dates, currently ranging from three to eighteen months, to manage these risks.

Interest Rate Risk — The Company does not hold or issue derivative financial instruments for trading purposes. In general, the Company’s derivative activities do not create foreign currency exchange rate risk because fluctuations in the value of the instruments used for economic hedging purposes are offset by fluctuations in the value of the underlying exposures being hedged. Counterparties to derivative financial instruments expose the Company to credit related losses in the event of nonperformance; however, the Company has entered into these instruments with creditworthy financial institutions and considers the risk of nonperformance to be minimal.

The following table summarizes the location and fair value amounts of derivative instruments reported in the Condensed Consolidated Balance Sheets (in thousands):

	As of March 31, 2022		As of December 31, 2021
	Asset	Liability	Asset	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$644	$—	$804	$—
Interest rate swaps	—	1,857	—	13,759
Total derivatives	$644	$1,857	$804	$13,759

Derivative assets are included in “Other current assets” on the Condensed Consolidated Balance Sheet. Short-term derivative liabilities are included in “Accrued expenses” and long-term derivative liabilities are included in “Other long-term liabilities” on the Condensed Consolidated Balance Sheet.

The Company recognized a net gain of $12.1 million and $5.9 million on these derivative instruments for the three months ended March 31, 2022 and 2021, respectively. These are included in “Gain on fair value adjustment for swaps and foreign currency exchange contract — net” on the Condensed Consolidated Statement of Operations.

3.     DERIVATIVE INSTRUMENTS

The following table summarizes the fair value amounts of derivative instruments reported in the Consolidated Balance Sheets (in thousands):

	As of December 31,
	2021		2020
	Asset	Liability	Liability
Derivatives not designated as hedging instruments:
Foreign currency exchange options	$804	$—	$1,827
Interest rate swaps	—	13,759	31,325
Total derivatives	$804	$13,759	$33,152

Assets are included in “Other current assets” on the Consolidated Balance Sheet. Short-term liabilities are included in “Accrued expenses” and long-term liabilities are included in “Other long-term liabilities” on the Consolidated Balance Sheet.

Foreign Currency Risk — Certain assets, liabilities and future operating transactions are exposed to foreign currency exchange rate risk. The Company utilizes derivative financial instruments, namely foreign currency forwards and option contracts, to reduce the impact of foreign currency exchange rate risks where natural hedges do not exist. The Company is exposed to market risk from foreign currency exchange rate fluctuations as a result of foreign currency-denominated revenues and expenses. The Company enters into certain foreign currency derivative contracts, including foreign currency forward options, with varying maturity dates, currently ranging from three to eighteen months, to manage these risks. These contracts are economic hedges of the Company’s exposures but have not been designated as hedges, as defined in the applicable accounting guidance, for financial reporting purposes. The notional amounts outstanding under these contracts as of December 31, 2021 and 2020 were $15.2 million and $36.5 million, respectively. These contracts are carried at fair value, as determined by quoted market exchange rates. The Company recognized gains of $1.7 million and losses of $0.9 million for the years ended December 31, 2021 and 2020, respectively. These gains and losses are recognized in “Fair value adjustment for swaps and foreign currency exchange contract — net” in the accompanying Consolidated Statements of Operations.

Interest Rate Risk — In February 2019, the Company entered into two interest rate swaps to hedge interest rate risk associated with the Company’s debt. The notional amounts of one of these swaps is $175.0 million and the other was $355.0 million. As of December 31, 2021, both are considered economic hedges and have not been designated as hedges, as defined in the applicable accounting guidance, for financial reporting purposes. The changes in fair value are recognized in “Fair value adjustment for swaps and foreign currency exchange contract — net” in the accompanying Consolidated Statements of Operations. Under the interest rate swap agreements, the Company pays fixed rates of 2.5010% and 2.6000%, respectively, each month. Each swap contains an embedded floor option under which the Company receives a rate of 0.0% or one-month LIBOR, whichever is greater, to match the terms of the Company’s debt.

For the interest rate swaps, the Company recognized gains of $17.6 million and losses of $13.3 million on these derivative instruments for the years ended December 31, 2021 and 2020, respectively.

The Company does not hold or issue derivative financial instruments for trading purposes. In general, the Company’s derivative activities do not create foreign currency exchange rate risk because fluctuations in the value of the instruments used for economic hedging purposes are offset by fluctuations in the value of the underlying exposures being hedged. Counterparties to derivative financial instruments expose the Company to credit related losses in the event of nonperformance; however, the Company has entered into these instruments with creditworthy financial institutions and considers the risk of nonperformance to be minimal.

CIK0001812667 CC Neuberger Principal Holdings II
Derivative Liabilities

Note 9 — Derivative Liabilities

Warrants:

As of March 31, 2022 and December 31, 2021, the Company had 20,700,000 Public Warrants and 18,560,000 Private Placement Warrants outstanding.

Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their warrants on a cashless basis under certain circumstances). The Company has agreed to use its commercially reasonable efforts to file with the SEC a registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants as soon as practicable, but in no event later than 20 business days after the closing of the initial Business Combination, to cause the same to become effective within 60 business days following the closing of the initial Business Combination, and to maintain a current prospectus relating to those Class A ordinary shares until the warrants expire or are redeemed, as specified in the warrant agreement. If a registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants is not effective by the 60th business day after the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company has failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that (1) the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (2) the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees, (3) the Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis and (4) any amendment to the terms of the private placement warrants or any provision of the warrant agreement with respect to the Private Placement Warrants will require a vote of holders of at least 50% of the number of the then outstanding Private Placement Warrants. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the Public Warrants.

The Company may redeem the Public Warrants (but not the Private Placement Warrants):

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like).

If the Company calls the Public Warrants for redemption as described above, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Commencing 90 days after the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (but not the Private Placement Warrants):

●	in whole and not in part;
●	at $0.10 per warrant provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the agreed table based on the redemption date and the “fair market value” of the Class A ordinary shares (as defined below);
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the last reported sale price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The “fair market value” of the Class A ordinary shares shall mean the average last reported sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share capitalization, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants shares. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Forward purchase agreement

The Forward Purchase Agreement provides for the purchase of up to $200,000,000 of units, with each unit consisting of one Class A ordinary share (the “Forward Purchase Shares”) and three-sixteenths of one warrant to purchase one Class A ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.

Note 9 — Derivative Liabilities

Warrants:

As of December 31, 2021 and 2020, the Company had 20,700,000 Public Warrants and 18,560,000 Private Placement Warrants outstanding.

Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering; provided in each case that the Company has an effective registration statement under the Securities Act covering the issuance of the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder (or the Company permits holders to exercise their warrants on a cashless basis under certain circumstances). The Company has agreed to use its commercially reasonable efforts to file with the SEC a registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants as soon as practicable, but in no event later than 20 business days after the closing of the initial Business Combination, to cause the same to become effective within 60 business days following the closing of the initial Business Combination, and to maintain a current prospectus relating to those Class A ordinary shares until the warrants expire or are redeemed, as specified in the warrant agreement. If a registration statement covering the issuance of the Class A ordinary shares issuable upon exercise of the warrants is not effective by the 60th business day after the closing of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company has failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption. Notwithstanding the above, if the Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfy the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elect, it will not be required to file or maintain in effect a registration statement, and in the event the Company does not so elect, it will use commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation.

The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that (1) the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions, (2) the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees, (3) the Sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis and (4) any amendment to the terms of the private placement warrants or any provision of the warrant agreement with respect to the Private Placement Warrants will require a vote of holders of at least 50% of the number of the then outstanding Private Placement Warrants. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company in all redemption scenarios and exercisable by such holders on the same basis as the Public Warrants.

The Company may redeem the Public Warrants (but not the Private Placement Warrants):

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the last reported sale price of the Class A ordinary shares for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders equals or exceeds $18.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like).

If the Company calls the Public Warrants for redemption as described above, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Commencing 90 days after the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants (but not the Private Placement Warrants):

●	in whole and not in part;
●	at $0.10 per warrant provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to the agreed table based on the redemption date and the “fair market value” of the Class A ordinary shares (as defined below);
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the last reported sale price of the Class A ordinary shares equals or exceeds $10.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The “fair value” of the Class A ordinary shares shall mean the average last reported sale price of the Class A ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.

The exercise price and number of Class A ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share capitalization, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of Class A ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants shares. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Forward purchase agreement

The Forward Purchase Agreement provides for the purchase of up to $200,000,000 of units, with each unit consisting of one Class A ordinary share (the “Forward Purchase Shares”) and three-sixteenths of one warrant to purchase one Class A ordinary share at $11.50 per share (the “Forward Purchase Warrants”), for a purchase price of $10.00 per unit, in a private placement to occur concurrently with the closing of the initial Business Combination.